Income Taxes (Details) - Schedule of Effective Income Tax Rate Reconciliation ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Income from continuing operations before income taxes, share of income of affiliates, net		¥ 349,818	$ 49,271	¥ 196,335	¥ 371,088
PRC statutory tax rate		25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate		¥ 87,455		¥ 49,084	¥ 92,772
Expenses not deductible for tax purposes:
Entertainment		2,417		2,099	2,950
Other		340		479	81
Effect of tax holidays on concessionary rates granted to PRC entities		(9,956)		(12,671)	(13,523)
Effect of different tax rates of subsidiaries operating in other jurisdictions		4,110		2,342	2,070
Change in valuation allowance		2,713		40,501	2,999
Deferred income tax for dividend distribution					10,349
Effect of non-taxable income	[1]	(25,709)		(4,620)	(13,777)
Unrecognized tax benefits arising from certain transfer pricing arrangements		(2,279)		(36,566)	5,994
Other		311		368	659
Income tax expense		¥ 59,402	$ 8,367	¥ 41,016	¥ 90,574

[1]	The effect of non-taxable income for years ended December 31, 2021 and 2022 represents an income tax exemption according to the Notice (Cai Shui [2002] No. 128) promulgated by the State Administration of Taxation and Ministry of Finance in China on dividend income derived from a purchased open-end securities investment fund product that the Group recorded as short term investment. The effect of non-taxable income for the year ended December 31, 2023 is primarily relating to the non-taxable gains from changes in fair value of equity interests held by the Group.